Long term financing obligation (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 USD ($)
Long term financing obligation [Line Items]
Accrued interest - long-term	SFr 99	$ 100	SFr 0
Long-term financing obligation	SFr 395	400	SFr 0
Grants, LuMind Research Down Syndrome Foundation [Member]
Long term financing obligation [Line Items]
Funding commitment		$ 200		$ 200
Reimbursement percentage of funding commitment.	125.00%